Exceptional items - Narrative (Detail) ₺ in Millions, ₨ in Millions, £ in Millions, R in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Dec. 20, 2018 GBP (£)	Dec. 20, 2018 USD ($)	Oct. 26, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 TRY (₺)	Jun. 30, 2017 INR (₨)
Disclosure of exceptional items [line items]
Provision (credit)						£ 2,285	£ 1,849	£ 2,124
Guaranteed minimum pension equalisation charge						1,580	1,509	1,583
Non-operating gains (losses)						144	0	20
United Spirits Limited
Disclosure of exceptional items [line items]
Provision in exceptional items against current receivable from customer								32			₨ 2,678
Turkey
Disclosure of exceptional items [line items]
Charge to exceptional items in respect of the Turkish Competition Authority investigation								33		₺ 150
Indirect tax in Korea
Disclosure of exceptional items [line items]
Provision (credit)						35	0	0
Guaranteed minimum pension equalisation
Disclosure of exceptional items [line items]
Defined benefit liability			£ 21
Guaranteed minimum pension equalisation charge			£ 21			21	0	0
Brand, goodwill and tangible asset impairment
Disclosure of exceptional items [line items]
Brand, goodwill and tangible asset impairment						0	128	0
Disengagement agreements relating to United Spirits Limited
Disclosure of exceptional items [line items]
Provision (credit)						0	0	(23)	$ (29)
Portfolio of 19 brands
Disclosure of exceptional items [line items]
Aggregate consideration	£ 435	$ 550
Non-operating gains (losses)		$ 198				155	0	0
USL wine business
Disclosure of exceptional items [line items]
Non-operating gains (losses)						(2)	0	0
Wines in United States and Percy Fox
Disclosure of exceptional items [line items]
Non-operating gains (losses)						0	0	20
United National Breweries
Disclosure of exceptional items [line items]
Non-operating gains (losses)				£ (9)	R (156)	£ (9)	£ 0	£ 0